Accounts Receivable, Net - Schedule of Changes of Allowance for Doubtful Accounts (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Changes of Allowance for Doubtful Accounts [Abstract]
Beginning balance	$ 3,015	$ 22,945	$ 6,970
Additional reserve through credit loss expense			15,975
Bad debt reversal	(154)	(19,930)
Ending balance	$ 2,861	$ 3,015	$ 22,945